UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:       March 31, 2008*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Coatue Qualified Partners, L.P.
Address:    126 East 56th Street
            New York, New York 10022


13F File Number: 028-10554


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Philippe Laffont
Title: Managing Member of the General Partner of Coatue Qualified Partners, L.P.
Phone: (212) 715-5100


Signature, Place and Date of Signing:


/s/Philippe Laffont             New York, New York            May 15, 2008
--------------------        ------------------------       ---------------------
     [Signature]                [City, State]                     [Date]


*The purpose of this Form 13F is to indicate that Coatue Qualified Partners, L.P. is no longer required to file Form 13F by virtue of the fact that it transferred all of its assets to Coatue Offshore Master Fund, Ltd. Coatue Offshore Master Fund, Ltd. will file Forms 13F-NT with respect to these assets for so long as may be required under applicable laws and rules.

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